CAPITAL RESERVE- Summary of Capital Reserve (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 123,188	$ 118,924
Share options expired (Notes 13, 14)	0	0
Ending balance	139,682	122,927
CAPITAL RESERVE
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	78,037	74,166
Issue of ordinary shares (Note 11)	147	0
Share options and warrants exercised (Notes 11, 13, 14)	302	991
Issue of ordinary shares as a payment of consideration for OddsJam acquisition (Note 5)	9,971	0
Issue of restricted shares (Notes 11, 14)	498	439
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units (Note 13, 14)	1,366	0
Share options expired (Notes 13, 14)	13	182
Ending balance	$ 90,334	$ 75,778